PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 2,436.1
Balance, end of the year	2,239.6	$ 2,436.1
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	5,154.6	4,431.7
Adoption of IFRS 16	8.5
Additions	362.9	294.6
Changes in asset retirement obligations	21.5	30.1
Disposals	(59.4)	(84.1)
Transfers within Property, plant and equipment	0.0	0.0
Transfers from Exploration and evaluation assets	9.2	482.3
Balance, end of the year	5,497.3	5,154.6
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	515.1	7.1
Adoption of IFRS 16	0.0
Additions	137.4	41.0
Changes in asset retirement obligations	0.0	0.0
Disposals	0.0	0.0
Transfers within Property, plant and equipment	(157.5)	(15.3)
Transfers from Exploration and evaluation assets	9.2	482.3
Balance, end of the year	504.2	515.1
Gross carrying amount | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,719.3	2,486.1
Adoption of IFRS 16	0.0
Additions	100.1	162.1
Changes in asset retirement obligations	21.5	30.1
Disposals	0.0	(0.3)
Transfers within Property, plant and equipment	120.1	41.3
Transfers from Exploration and evaluation assets	0.0	0.0
Balance, end of the year	2,961.0	2,719.3
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,920.2	1,938.5
Adoption of IFRS 16	0.0
Additions	105.7	91.5
Changes in asset retirement obligations	0.0	0.0
Disposals	(59.3)	(83.8)
Transfers within Property, plant and equipment	(2.6)	(26.0)
Transfers from Exploration and evaluation assets	0.0	0.0
Balance, end of the year	1,964.0	1,920.2
Gross carrying amount | ROU Assets: Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Adoption of IFRS 16	8.5
Additions	19.7	0.0
Changes in asset retirement obligations	0.0	0.0
Disposals	(0.1)	0.0
Transfers within Property, plant and equipment	40.0	0.0
Transfers from Exploration and evaluation assets	0.0	0.0
Balance, end of the year	$ 68.1	$ 0.0